Loans and liquidity investments - Difference between book value and amount required to be paid at maturity (Details) - SEK SEK in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Difference between book value and amount required to be paid at maturity
Sum of amounts exceeding nominal	SEK 4	SEK 8
Sum of amounts falling below nominal	SEK (57)	SEK (32)